Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Revenue	$ 28,790	$ 33,678	$ 69,051	$ 65,510
Time charter and voyage expenses	(2,422)	(1,335)	(5,023)	(2,982)
Direct vessel expenses	(1,473)	(1,034)	(2,672)	(1,822)
Vessel operating expenses (management fees entirely through related parties transactions)	(17,192)	(16,408)	(34,384)	(32,131)
General and administrative expenses	(2,552)	(2,570)	(5,095)	(5,064)
Depreciation and amortization	(4,377)	(7,064)	(11,435)	(14,173)
Interest expense and finance cost, net	(3,366)	(4,386)	(7,930)	(8,484)
Other income/(expense), net	473	(433)	378	(353)
Net (loss)/income	$ (2,119)	$ 448	$ 2,890	$ 501
Net (loss)/earnings per common unit, basic and diluted	$ (0.06)	$ 0.01	$ 0.08	$ 0.01
Weighted average number of common units, basic and diluted	34,603,100	34,603,100	34,603,100	34,603,100